Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	XCF GLOBAL, INC.
Entity Central Index Key	0002019793
Entity Tax Identification Number	33-4582264
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2500 CityWest Blvd
Entity Address, Address Line Two	Suite 150-138
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(346)
Local Phone Number	630-4724
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2500 CityWest Blvd
Entity Address, Address Line Two	Suite 150-138
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(346)
Local Phone Number	630-4724
Contact Personnel Name	Mihir Dange